Other Payables (Details) - Schedule of other payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Payables Abstract
Government institutions	$ 36	$ 100
Employees and related benefits	49	50
Lease liabilities	40
Accrued Interest		294
Accrued expenses and other payables	266	271
Total other payables	$ 391	$ 715